PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
Preferred Stock, Number Of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock [Text Block]

NOTE F — PREFERRED SHARES

The Company is authorized to issue 5,000,000 preferred shares divided into five classes, Class A through Class E, each comprising 1,000,000 preferred shares with such designation, rights and preferences as may be determined by the Company's board of directors. The Company has five classes of preferred shares to give it flexibility as to the terms on which each Class is issued. No preferred shares are currently issued or outstanding at December 31, 2011.